UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

	Share Amount	Market Value
Common Stocks (98.0%)
Auto (1.5%)
General Motors Co.†	982,800	$22,358,700

Consumer Discretionary (6.8%)
Comcast Corp., Class A	1,051,600	37,615,732
Lowe’s Companies, Inc.	981,300	29,674,512
Time Warner, Inc.	786,000	35,629,380

		102,919,624

Consumer Staples (12.5%)
Bunge, Ltd.	572,900	38,412,945
CVS Caremark Corp.	826,300	40,009,446
Dr Pepper Snapple Group, Inc.	777,500	34,622,075
Procter & Gamble Co.	540,400	37,482,144
Sysco Corp.	1,213,300	37,939,891

		188,466,501

Diversified Financials (16.6%)
Bank of America Corp.	3,898,700	34,425,521
Capital One Financial Corp.	715,000	40,762,150
Citigroup, Inc.	1,278,400	41,829,248
Credit Suisse Group AG ADR	496,500	10,500,975
Invesco, Ltd.	1,576,900	39,406,731
State Street Corp.	1,081,500	45,379,740
The Charles Schwab Corp.	2,927,500	37,442,725

		249,747,090

Energy (6.8%)
Devon Energy Corp.	575,500	34,817,750
EQT Corp.	536,800	31,671,200
Weatherford International, Ltd.†	2,819,200	35,747,456

		102,236,406

Health Care (10.0%)
Cardinal Health, Inc.	956,100	37,259,217
Life Technologies Corp.†	870,000	42,525,600
Thermo Fisher Scientific, Inc.	555,000	32,650,650
UnitedHealth Group, Inc.	689,600	38,210,736

		150,646,203

Industrials (5.3%)
General Electric Co.	2,084,500	47,338,995
Southwest Airlines Co.	3,645,300	31,969,281

		79,308,276

Insurance (8.6%)
American International Group, Inc.†	828,800	27,176,352
Aon PLC	511,800	26,762,022
Marsh & McLennan Cos., Inc.	1,117,100	37,903,203
MetLife, Inc.	1,080,900	37,247,814

		129,089,391

See Notes to Schedule of Investments

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2012 (Unaudited)

	Share Amount	Market Value
Materials (4.1%)
E.I. du Pont de Nemours & Co.	746,700	$37,536,609
Owens-Illinois, Inc.†	1,331,900	24,986,444

		62,523,053

Pharmaceuticals (8.8%)
Novartis AG ADR	728,400	44,621,784
Pfizer, Inc.	1,794,900	44,603,265
Sanofi SA ADR	1,020,200	43,929,812

		133,154,861

Technology (14.5%)
Analog Devices, Inc.	655,100	25,673,369
Applied Materials, Inc.	3,152,500	35,197,663
Flextronics International, Ltd.†	5,501,700	33,010,200
Google, Inc., Class A†	54,800	41,346,600
Microsoft Corp.	1,454,900	43,326,922
Texas Instruments, Inc.	1,440,900	39,696,795

		218,251,549

Utilities (2.5%)
AES Corp.†	3,484,200	38,221,674

Total Common Stocks (cost $1,292,421,329)		$1,476,923,328

Short-Term Investments (1.4%)
Money Market Fund (1.4%)
Western Asset Institutional U.S. Treasury Fund, 0.02% (cost $21,593,528) (a)	21,593,528	$21,593,528

Total Investments (99.4%) (cost $1,314,014,857) *		$1,498,516,856

Other Assets less Liabilities (0.6%)		8,807,663

Net Assets (100.0%)		$1,507,324,519

†	Non-income producing security
(a)	Rate disclosed is as of September 30, 2012.

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$225,485,197
Gross Unrealized Depreciation	(40,983,198)

Net Unrealized Appreciation	$184,501,999

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments that mature in 60 days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2012 (Unaudited)

Pursuant to the valuation procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed-income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,476,923,328	$—	$—	$1,476,923,328
Short-Term Investments	21,593,528	—	—	21,593,528

Total Investments	$1,498,516,856	$—	$—	$1,498,516,856

At September 30, 2012, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of September 30, 2012, based on the valuation input levels on December 31, 2011.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was available to be issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 15, 2012

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: November 15, 2012